Fair Value Measurements (Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative assets:
Derivative assets	$ 1,629	$ 1,691	$ 2,396
Derivative assets, net	1,629	1,691	2,396
Derivative liabilities:
Derivative liabilities, net	(350)	(42)	(50)
Fair Value Measurements Recurring
Derivative assets:
Counterparty and Cash Collateral Netting	301	3,181	1,020
Derivative assets, net	1,629	1,691	2,396
Non-derivative assets:
Non-derivative assets	437	14,591	21,816
Total	2,066	16,282	24,212
Derivative liabilities:
Counterparty and Cash Collateral Netting	(399)	4,231	970
Net	1,716	16,240	24,162
Fair Value Measurements Recurring | Interest rate derivatives - floors
Derivative assets:
Counterparty and Cash Collateral Netting	0	257	208
Derivative assets, net	419	299	463
Fair Value Measurements Recurring | Interest rate derivatives - caps
Derivative assets:
Counterparty and Cash Collateral Netting	0	0	0
Derivative assets, net	58	47	601
Fair Value Measurements Recurring | Credit default swaps
Derivative assets:
Counterparty and Cash Collateral Netting	301	2,924	812
Derivative assets, net	1,152	1,345	1,332
Derivative liabilities:
Derivative liabilities, net	(350)	(42)	(50)
Counterparty and Cash Collateral Netting	(700)	1,050	(50)
Fair Value Measurements Recurring | Quoted Market Prices (Level 1)
Derivative assets:
Derivative assets	0	0	0
Non-derivative assets:
Non-derivative assets	437	14,591	21,816
Total	437	14,591	21,816
Derivative liabilities:
Net	437	14,591	21,816
Fair Value Measurements Recurring | Quoted Market Prices (Level 1) | Interest rate derivatives - floors
Derivative assets:
Derivative assets	0	0	0
Fair Value Measurements Recurring | Quoted Market Prices (Level 1) | Interest rate derivatives - caps
Derivative assets:
Derivative assets	0	0	0
Fair Value Measurements Recurring | Quoted Market Prices (Level 1) | Credit default swaps
Derivative assets:
Derivative assets	0	0	0
Derivative liabilities:
Derivative liabilities	0	0	0
Fair Value Measurements Recurring | Significant Other Observable Inputs (Level 2)
Derivative assets:
Derivative assets	1,328	(1,490)	1,376
Non-derivative assets:
Non-derivative assets	0	0	0
Total	1,328	(1,490)	1,376
Derivative liabilities:
Net	1,678	(2,582)	1,376
Fair Value Measurements Recurring | Significant Other Observable Inputs (Level 2) | Interest rate derivatives - floors
Derivative assets:
Derivative assets	419	42	255
Fair Value Measurements Recurring | Significant Other Observable Inputs (Level 2) | Interest rate derivatives - caps
Derivative assets:
Derivative assets	58	47	601
Fair Value Measurements Recurring | Significant Other Observable Inputs (Level 2) | Credit default swaps
Derivative assets:
Derivative assets	851	(1,579)	520
Derivative liabilities:
Derivative liabilities	350	(1,092)	0
Fair Value Measurements Recurring | Significant Unobservable Inputs (Level 3)
Derivative assets:
Derivative assets	0	0	0
Non-derivative assets:
Non-derivative assets	0	0	0
Total	0	0	0
Derivative liabilities:
Net	0	0	0
Fair Value Measurements Recurring | Significant Unobservable Inputs (Level 3) | Interest rate derivatives - floors
Derivative assets:
Derivative assets	0	0	0
Fair Value Measurements Recurring | Significant Unobservable Inputs (Level 3) | Interest rate derivatives - caps
Derivative assets:
Derivative assets	0	0	0
Fair Value Measurements Recurring | Significant Unobservable Inputs (Level 3) | Credit default swaps
Derivative assets:
Derivative assets	0	0	0
Derivative liabilities:
Derivative liabilities	$ 0	$ 0	$ 0